Share-Based Compensation - Summary of Restricted Shares Units Granted (Parenthetical) (Details) - Subsequent Event	Aug. 21, 2026	Aug. 20, 2026
Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	800	40
American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	0.05
Restricted Shares Units | 2023 Share Incentive Plan II
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date	Aug. 21, 2026
Restricted Shares Units | 2023 Share Incentive Plan II | Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	800	40
Restricted Shares Units | 2023 Share Incentive Plan II | American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	0.05
Restricted Shares Units | 2026 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date	Aug. 21, 2026
Restricted Shares Units | 2026 Share Incentive Plan | Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	800	40
Restricted Shares Units | 2026 Share Incentive Plan | American Depositary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share conversion ratio	0.05